8 CRC Transferred to the Parana State Government (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CRC Transferred To Parana State Government [Abstract]
Changes in CRC, beginning	R$ 1,445,042	R$ 1,516,362
Interest	87,710	93,009
Monetary variations	96,519	95,788
Amortizations	(278,586)	(260,117)
Changes in CRC, ending	1,350,685	1,445,042
Changes in CRC, current	219,236	190,876
Changes in CRC, noncurrent	R$ 1,131,449	R$ 1,254,166